Investment Securities - Schedule of Investments in Listed Equity Instruments at Fair Value through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 4,586,811	¥ 3,489,451
Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,722,813	2,770,473
Toyota Motor Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	335,460	253,113
Daikin Industries, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	200,880	118,530
Kubota Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	90,717	49,742
Kotak Mahindra Bank Limited [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	86,823	61,215
Nidec Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	81,483	34,006
Nippon Paint Holdings Co., Ltd.. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	79,747	56,598
Ares Management Corporation | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	75,247	40,825
Fuji Film Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	68,852	56,991
Daiichi Sankyo Company, Limited [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	66,258	50,911
Sg Holding Co.,Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	63,932	32,420
Murata Manufacturing Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	60,361	37,355
Mitsui & Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	59,085	38,590
Sumitomo Realty and Development Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	53,755	36,263
East Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	53,658	61,377
Daiwa House Inudstry Co.,Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	52,236	43,154
Itochu Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	52,132	32,592
Daifuku Co.,Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	44,232	27,951
Seven & I Holdings Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	43,887	35,165
Central Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	43,076	49,208
Koito Manufacturing Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	40,385	19,893
Bridgestone Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	40,275	29,907
West Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	39,264	47,334
Japan Exchange Group, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	39,257	42,332
Asahi Group Holdings, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	37,451	28,178
Gmo Payment Gateway, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	36,723	18,962
Mitsui Fudosan Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	32,632	24,284
Asahi Kasei Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	32,379	19,430
Komatsu Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	30,332	31,721
Minebea Mitsumi Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	28,923	16,501
Taisho Pharmaceutical Holdings Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	28,767	19,945
Makita Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	27,523	19,229
Shionogi & Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	27,351	24,433
Stanley Electric Co.,Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	26,507	17,294
Shimano Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	26,375	15,440
Nippon Steel Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	24,691	12,112
Square Inc [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	22,822
Oji Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	22,675	18,336
Toho Gas Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	22,568	16,191
Olympus Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	22,217	15,147
Toyota Tsusho Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	19,739
Omron Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	18,924	12,331
Sumitomo Metal Mining Co Ltd [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	18,281
Nissin Foods Holdings Co.,Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		14,580
Tokyo Electric Power Company Holdings, Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		13,545
The Kansai Electric Power Company, Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		13,393
Sekisui House, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	17,727	13,325
Toray Industries, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	17,116	11,970
Sanwa Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,994
Chubu Electric Power Company,Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,971	18,225
Sotetsu Holdings, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		11,354
Odakyu Electric Railway Co.,Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		11,169
Brother Industries, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	14,838	11,129
Toyoda Gosei CO LTD [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	14,684
Hankyu Hanshin Holdings, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		13,020
Idemitsu Kosan Co.,Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	14,678	12,744
Kajima Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	14,349
Others [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 1,319,574	¥ 1,061,013